Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Demand non-interest bearing
Domestic	$ 2,536,192	$ 2,382,935
Foreign	613,426	547,318
Total demand non-interest bearing	3,149,618	2,930,253
Savings and interest bearing demand
Domestic	2,450,102	2,488,458
Foreign	570,120	537,222
Total savings and interest bearing demand	3,020,222	3,025,680
$100,000 or more
Domestic	800,393	835,792
Foreign	848,355	864,346
Less than $100,000
Domestic	430,102	482,089
Foreign	287,563	300,465
Total time, certificates of deposit	2,366,413	2,482,692
Total deposits	8,536,253	8,438,625
Savings and interest bearing demand
Domestic	3,026	2,998	$ 3,182
Foreign	567	599	580
Total savings and interest bearing demand	3,593	3,597	3,762
$100,000 or more
Domestic	4,693	4,615	5,761
Foreign	4,116	4,529	5,590
Less than $100,000
Domestic	1,680	2,074	3,065
Foreign	744	815	1,028
Total time, certificates of deposit	11,233	12,033	15,444
Total interest expense on deposits	$ 14,826	$ 15,630	$ 19,206